PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

The details of property and equipment are as follows:

	December 31,			Reclassifications/	December 31,
	2021	Additions	Deductions	Translations	2022
At cost:
Directly acquired assets
Buildings	17,296	778	(1)	874	18,947
Leasehold improvements	1,477	80	(86)	100	1,571
Switching equipment	18,324	1,066	(130)	823	20,083
Telegraph, telex, and data communication
equipment	1,583	—	—	—	1,583
Transmission installation and equipment	165,621	4,494	(9,501)	10,492	171,106
Satellite, earth station, and equipment	10,528	155	(5)	126	10,804
Cable network	67,559	7,807	(9)	(662)	74,695
Power supply	22,035	433	(719)	1,527	23,276
Data processing equipment	19,258	877	(390)	1,209	20,954
Other telecommunication peripherals	9,121	1,261	—	20	10,402
Office equipment	2,352	157	(85)	201	2,625
Vehicles	537	100	(165)	133	605
Other equipment	47	2	(3)	5	51
Property under construction	2,950	16,936	—	(15,288)	4,598
Total	338,688	34,146	(11,094)	(440)	361,300

Accumulated depreciation:
Directly acquired assets
Buildings	5,537	632	(1)	60	6,228
Leasehold improvements	1,163	130	(86)	—	1,207
Switching equipment	12,225	1,985	(127)	17	14,100
Telegraph, telex, and data communication
equipment	1,582	—	—	—	1,582
Transmission installation and equipment	94,532	12,087	(9,362)	78	97,335
Satellite, earth station, and equipment	5,199	830	(5)	17	6,041
Cable network	18,735	4,388	(9)	(604)	22,510
Power supply	15,874	1,699	(712)	29	16,890
Data processing equipment	14,130	1,806	(388)	(58)	15,490
Other telecommunication peripherals	4,330	1,717	—	20	6,067
Office equipment	1,866	261	(79)	25	2,073
Vehicles	270	38	(135)	69	242
Other equipment	40	3	(2)	3	44
Total	175,483	25,576	(10,906)	(344)	189,809
Net book value	163,205				171,491

	December 31,			Reclassifications/	December 31,
	2022	Additions	Deductions	Translations	2023
At cost:
Directly acquired assets
Buildings	18,947	569	(34)	114	19,596
Leasehold improvements	1,571	28	(14)	90	1,675
Switching equipment	20,083	582	(309)	(720)	19,636
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	171,106	5,839	(3,562)	7,281	180,664
Satellite, earth station, and equipment	10,804	137	—	—	10,941
Cable network	74,695	5,762	(6)	(3,682)	76,769
Power supply	23,276	722	(768)	1,118	24,348
Data processing equipment	20,954	557	(218)	600	21,893
Other telecommunication peripherals	10,402	468	—	217	11,087
Office equipment	2,625	96	(18)	(7)	2,696
Vehicles	605	48	(56)	(4)	593
Other equipment	51	1	—	1	53
Property under construction	4,598	18,049	—	(16,407)	6,240
Total	361,300	32,858	(4,985)	(11,399)	377,774

Accumulated depreciation:
Directly acquired assets
Buildings	6,228	649	(11)	(48)	6,818
Leasehold improvements	1,207	141	(6)	(30)	1,312
Switching equipment	14,100	1,967	(309)	(1,637)	14,121
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	97,335	12,171	(3,372)	(1,787)	104,347
Satellite, earth station, and equipment	6,041	746	—	(61)	6,726
Cable network	22,510	3,215	(6)	(5,326)	20,393
Power supply	16,890	1,861	(758)	(606)	17,387
Data processing equipment	15,490	2,093	(217)	(1,217)	16,149
Other telecommunication peripherals	6,067	1,659	—	(26)	7,700
Office equipment	2,073	285	(18)	(204)	2,136
Vehicles	242	48	(31)	(3)	256
Other equipment	44	3	—	—	47
Total	189,809	24,838	(4,728)	(10,945)	198,974
Net book value	171,491				178,800

The property and equipment group consists of (1) switching equipment; (2) telegraph, telex, and data communication equipment; (3) transmission installation and equipment; (4) satellite, earth station, and equipment; (5) cable network; (6) power supply; (7) data processing equipment; and (8) other telecommunication peripherals are the main telecommunication infrastructure of the Group.

a.    Gain on sale of property and equipment

	2021	2022	2023
Proceeds from sale of property and equipment	756	526	100
Net book value	(36)	(129)	(16)
Gain on sale of property and equipment	720	397	84

b.    Others

(i)	During 2022 and 2023, the CGUs that independently generate cash inflows are fixed wireline, cellular, and others. Management believes that there is no indication of impairment in the assets of such CGUs as of December 31, 2022 and 2023.
(ii)	Interest capitalized to property under construction amounted to Rp52 billion, Rp79 billion, and Rp124 billion for the years ended December 31, 2021, 2022, and 2023, respectively. The capitalization rate used to determine the number of borrowing costs eligible for capitalization ranged from 5.63% to 8.70%, 5.63% to 7.90%, and 2.50% to 8.24% for the years ended December 31, 2021, 2022, and 2023, respectively.
(iii)	No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2021, 2022, and 2023.
(iv)	In 2021, 2022, and 2023, the Group obtained proceeds from the insurance claim on lost and damaged property and equipment, with a total value of Rp133 billion, Rp299 billion, and Rp199 billion, respectively, and were recorded as part of “Other income - net” in the consolidated statements of profit or loss and other comprehensive income. In 2021, 2022, and 2023, the net carrying values of these assets, amounted to Rp103 billion, Rp270 billion, and Rp185 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.
(v)	In 2022, the estimated useful lives of towers owned by the Group were changed from 30 to 40 years. The impact of reduction in the depreciation expense for the year ended December 31, 2022 amounted to Rp93 billion. Towers are presented as part of transmission installation and equipment.
(vi)	In 2022, the equipment units of Telkomsel with the net carrying amount of Rp909 billion had been exchanged with equipment units of PT ZTE Indonesia.
(vii)	In 2021, the Company decided to discontinue the use of MSAN assets and accelerate the depreciation of the MSAN assets, which were fully depreciated in 2022. The impact of accelerated depreciation of MSAN assets for the year ended December 31, 2022 amounted to Rp1,494 billion. MSAN assets are presented as part of cable network.
(viii)	As of December 31, 2022 and 2023, the Group’s property and equipment with a net carrying amount of Rp172,112 billion and Rp175,519 billion, respectively, were insured against fire, theft, earthquake and other specified risks, including business interruption. The total blanket policies as of December 31, 2022 and 2023, amounted to Rp36,319 billion and Rp41,045 billion, HK$10 million, SG$373 million, and MYR54 million and MYRNil, respectively, and first loss basis amounted to Rp2,750 billion, respectively. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.
(ix)	As of December 31, 2022 and 2023, the percentage of completion of property under construction was approximately 55.91% and 74.09%, respectively, of the total contract value, Rp3,934 billion and Rp5,836 billion are recorded as expenditures in property under construction, respectively. The estimated completion dates are until August 2025 and December 2025, respectively. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network, and power supply. Management believes that there is no impediment to the completion of the construction in progress.
(x)	As of December 31, 2022 and 2023, all assets owned by the Company have been pledged as collateral for bonds (Note 20b) while certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp18,370 billion and Rp3,076 billion, respectively, have been pledged as collaterals under lending agreements (Notes 19a and 20c).
(xi)	As of December 31, 2022 and 2023, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp67,979 billion and Rp85,564 billion, respectively. The Group is currently conducting modernization of network assets to replace the fully depreciated property and equipment.
(xii)	In 2022 and 2023, the total fair values of land rights and buildings of the Group amounted to Rp49,014 billion and Rp51,373 billion, respectively.